SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of Debenture Issuance

Transaction	Series	Interest Rate (% p.a.)	Maturity Date	Amount (R$)
Debentures – 8th Issuance	1st	IPCA + 6.80%	02/15/2033	1,267,100
	2nd	IPCA + 6.71%	02/15/2036	368,900
	3rd	IPCA + 6.68%	02/15/2041	364,000
				2,000,000